Derivative Instruments - Schedule of Carrying Amount and Associated Cumulative Basis Adjustment Related to the Application of Hedge Accounting (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value Hedges | Interest-bearing deposits
Derivative [Line Items]
Hedge Accounting Basis Adjustment	$ (12,622)	$ (11,224)	$ (8,711)
Fair Value Hedges | Long-term debt
Derivative [Line Items]
Hedge Accounting Basis Adjustment	(18,889)	(1,777)	$ (5,986)
Interest Rate Contracts | Interest-bearing deposits | Hedged Items No Longer Designated
Derivative [Line Items]
Hedge Accounting Basis Adjustment	0	0
Interest Rate Contracts | Long-term debt | Hedged Items No Longer Designated
Derivative [Line Items]
Hedge Accounting Basis Adjustment	4,869	9,809
Interest Rate Contracts | Fair Value Hedges | Interest-bearing deposits | Hedged Items Currently Designated
Derivative [Line Items]
Carrying Amount of Assets/(Liabilities)	(950,000)	(1,050,000)
Hedge Accounting Basis Adjustment	(8,330)	4,292
Interest Rate Contracts | Fair Value Hedges | Long-term debt | Hedged Items Currently Designated
Derivative [Line Items]
Carrying Amount of Assets/(Liabilities)	(699,751)	(1,048,535)
Hedge Accounting Basis Adjustment	$ (7,304)	$ 11,585